Taxes on Income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Israeli corporate income tax rate	23.00%	24.00%	25.00%
Change in tax rate, description			The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2017 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Carryforward operating losses	₪ 70,057
U.S. - weighted tax rate	21.00%